Exceptional items (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Investigation of strategic opportunities (1)	18.8	7.0	7.7	—	1.3
Supply chain reconfiguration (2)	14.0	84.3	—	—	—
Findus Group integration costs (3)	15.1	29.6	4.5	—	—
Costs related to transactions (4)	3.2	4.8	34.1	0.7	3.8
Costs related to long-term management incentive plans (5)	—	1.9	3.5	—	22.9
Other restructuring costs (6)	—	(1.0)	8.9	—	—
Cisterna fire net (income)/costs (7)	—	(4.3)	(2.5)	—	1.3
Impairment of intangible assets (8)	—	—	—	—	55.0
Settlement of legacy matters (9)	(5.6)	1.8	1.9	—	—
Remeasurement of indemnification assets (10)	(8.3)	10.4	—	—	—
Total exceptional items	37.2	134.5	58.1	0.7	84.3